Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 274,083,329.50
Previously Paid Amount	0.00
Total Fee Amount	37,850.91
Total Offset Amount	0.00
Net Fee	$ 37,850.91